First Trust Short Duration High Income Fund
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 59.8%
	Advertising – 1.0%
$182,000	Clear Channel Outdoor Holdings, Inc. (a)	7.75%	04/15/28	$182,430
141,000	Clear Channel Outdoor Holdings, Inc. (a)	7.88%	04/01/30	146,536
56,000	Clear Channel Outdoor Holdings, Inc. (a)	7.13%	02/15/31	57,796
136,000	Outfront Media Capital LLC / Outfront Media Capital Corp. (a)	6.00%	06/15/34	134,378
				521,140
	Aerospace & Defense – 1.6%
42,000	Carpenter Technology Corp. (a)	5.63%	03/01/34	41,459
23,000	Moog, Inc. (a)	5.50%	10/15/34	22,308
288,000	TransDigm, Inc. (a)	6.63%	03/01/32	293,178
83,000	TransDigm, Inc. (a)	6.00%	01/15/33	83,090
394,000	TransDigm, Inc. (a)	6.38%	05/31/33	394,233
				834,268
	Alternative Carriers – 0.4%
148,000	Level 3 Financing, Inc. (a)	7.00%	03/31/34	150,670
50,000	Level 3 Financing, Inc. (a)	8.50%	01/15/36	52,059
				202,729
	Aluminum – 0.3%
139,000	Novelis Corp. (a)	6.38%	08/15/33	138,843
	Apparel, Accessories & Luxury Goods – 0.1%
55,000	Under Armour, Inc. (a)	7.25%	07/15/30	56,165
	Application Software – 1.3%
188,000	Cloud Software Group LLC (a)	6.50%	03/31/29	183,868
549,000	Cloud Software Group LLC (a)	9.00%	09/30/29	538,383
				722,251
	Asset Management & Custody Banks – 0.8%
290,000	Osaic Holdings, Inc. (a)	6.75%	08/01/32	291,183
130,000	Osaic Holdings, Inc. (a)	8.00%	08/01/33	131,994
				423,177
	Automotive Retail – 0.4%
83,000	Gee Automotive Holdings LLC (a)	7.25%	03/01/31	83,687
149,000	Valvoline, Inc. (a)	3.63%	06/15/31	135,928
				219,615
	Broadcasting – 2.8%
285,000	Gray Media, Inc. (a)	4.75%	10/15/30	220,529
236,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	222,192
357,000	Nexstar Media, Inc. (a)	4.75%	11/01/28	350,279
288,000	Paramount Global	3.70%	06/01/28	280,204
162,000	Sinclair Television Group, Inc. (a)	8.13%	02/15/33	166,329
285,000	Sirius XM Radio LLC (a)	4.00%	07/15/28	277,422
				1,516,955
	Broadline Retail – 0.1%
46,000	Family Dollar Stores LLC (a)	10.00%	07/31/31	45,310
	Building Products – 2.1%
103,000	Advanced Drainage Systems, Inc. (a)	5.38%	03/01/34	99,993
61,000	Builders FirstSource, Inc. (a)	6.75%	05/15/35	60,470
178,000	CP Atlas Buyer, Inc. (a)	9.75%	07/15/30	160,480

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Products (Continued)
$198,000	Resideo Funding II LLC (a)	6.50%	07/15/32	$198,247
321,000	Standard Building Solutions, Inc. (a)	6.50%	08/15/32	321,917
142,000	Standard Building Solutions, Inc. (a)	6.25%	08/01/33	140,637
134,000	Standard Building Solutions, Inc. (a)	5.88%	03/15/34	128,821
				1,110,565
	Cable & Satellite – 2.1%
585,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.00%	02/01/33	561,205
521,148	EchoStar Corp.	10.75%	11/30/29	564,009
				1,125,214
	Casinos & Gaming – 1.7%
137,000	Churchill Downs, Inc. (a)	5.75%	04/01/30	136,654
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	4.63%	01/15/29	48,643
65,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	63,869
279,000	Light & Wonder International, Inc. (a)	7.50%	09/01/31	287,553
81,000	Scientific Games Holdings, L.P. / Scientific Games US Finance Co., Inc. (a)	6.63%	03/01/30	65,663
116,000	Station Casinos LLC (a)	4.63%	12/01/31	109,151
210,000	Station Casinos LLC (a)	6.63%	03/15/32	212,331
				923,864
	Commercial & Residential Mortgage Finance – 2.7%
59,000	Freedom Mortgage Holdings LLC (a)	9.25%	02/01/29	60,674
183,000	Freedom Mortgage Holdings LLC (a)	9.13%	05/15/31	187,829
108,000	Freedom Mortgage Holdings LLC (a)	8.38%	04/01/32	108,559
352,000	PennyMac Financial Services, Inc. (a)	6.75%	02/15/34	326,792
112,000	Rocket Cos, Inc. (a)	7.13%	02/01/32	114,878
397,000	Rocket Cos, Inc. (a)	6.38%	08/01/33	399,855
312,000	UWM Holdings LLC (a)	6.25%	03/15/31	278,673
				1,477,260
	Commodity Chemicals – 0.2%
27,000	Huntsman International LLC	4.50%	05/01/29	26,005
88,000	Olin Corp. (a)	6.63%	04/01/33	86,226
				112,231
	Communications Equipment – 0.2%
120,000	Viavi Solutions, Inc. (a)	3.75%	10/01/29	113,719
	Construction & Engineering – 0.9%
95,000	AECOM (a)	6.00%	08/01/33	94,560
211,000	APi Group DE, Inc. (a)	5.75%	06/01/34	207,058
5,000	Granite Construction, Inc. (a)	6.38%	06/15/34	4,998
30,000	Williams Scotsman, Inc. (a)	6.63%	04/15/30	30,699
129,000	Williams Scotsman, Inc. (a)	7.38%	10/01/31	133,085
				470,400
	Construction Materials – 1.7%
129,000	JH North America Holdings, Inc. (a)	6.13%	07/31/32	129,225
288,000	Quikrete Holdings, Inc. (a)	6.75%	03/01/33	291,962
69,000	Smyrna Ready Mix Concrete LLC (a)	6.00%	11/01/28	68,954

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Construction Materials (Continued)
$388,000	Smyrna Ready Mix Concrete LLC (a)	8.88%	11/15/31	$406,552
				896,693
	Consumer Finance – 0.6%
59,000	EZCORP, Inc. (a)	7.38%	04/01/32	61,830
277,000	FirstCash, Inc. (a)	6.88%	03/01/32	281,327
				343,157
	Data Processing & Outsourced Services – 0.6%
80,000	Block, Inc. (a)	5.63%	08/15/30	79,635
54,000	Block, Inc. (a)	6.00%	08/15/33	53,594
203,000	Iron Mountain, Inc. (a)	6.25%	01/15/35	200,699
				333,928
	Distributors – 0.2%
112,000	ADI Escrow Issuer LLC (a)	7.13%	07/15/34	114,458
	Diversified Chemicals – 0.0%
24,000	Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 (a)	7.13%	06/15/33	24,163
	Diversified Metals & Mining – 0.3%
53,000	SCIH Salt Holdings, Inc. (a)	4.88%	05/01/28	53,030
27,000	SCIH Salt Holdings, Inc. (a)	6.63%	05/01/29	27,017
81,000	SCIH Salt Holdings, Inc. (a)	6.63%	08/15/31	81,087
				161,134
	Diversified Support Services – 0.5%
255,000	RB Global Holdings, Inc. (a)	7.75%	03/15/31	263,466
	Education Services – 0.5%
277,000	Graham Holdings Co. (a)	5.63%	12/01/33	271,027
	Electric Utilities – 1.7%
126,000	Alpha Generation LLC (a)	6.75%	10/15/32	127,176
391,000	Alpha Generation LLC (a)	6.25%	01/15/34	382,314
78,000	NRG Energy, Inc. (a)	5.75%	01/15/34	76,016
62,000	NRG Energy, Inc. (a)	6.25%	11/01/34	61,872
287,000	NRG Energy, Inc. (a)	6.00%	01/15/36	280,957
				928,335
	Environmental & Facilities Services – 1.2%
129,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	134,033
188,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	6.88%	06/15/30	192,215
56,000	Clean Harbors, Inc. (a)	5.75%	10/15/33	55,744
195,000	GFL Environmental Holdings US, Inc. (a)	5.50%	02/01/34	180,630
102,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	103,635
				666,257
	Fertilizers & Agricultural Chemicals – 0.1%
75,000	FMC Corp. (a)	8.00%	06/01/31	77,608
	Food Distributors – 0.8%
193,000	US Foods, Inc. (a)	4.75%	02/15/29	190,338
221,000	US Foods, Inc. (a)	5.75%	04/15/33	218,834
				409,172

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Footwear – 0.1%
$52,000	Beach Acquisition Bidco LLC (10.00% cash or 10.75% PIK) (a) (b)	10.00%	07/15/33	$55,859
	Health Care Equipment – 0.0%
23,000	Teleflex, Inc. (a)	5.88%	01/15/32	22,830
	Health Care Facilities – 2.0%
275,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	271,521
34,000	Concentra Health Services, Inc. (a)	6.88%	07/15/32	35,005
93,000	Encompass Health Corp. (a)	5.88%	06/01/34	92,123
302,000	Select Medical Corp. (a)	6.25%	12/01/32	290,312
268,000	Tenet Healthcare Corp.	6.13%	10/01/28	268,311
70,000	Tenet Healthcare Corp. (a)	5.50%	11/15/32	68,969
28,000	Tenet Healthcare Corp. (a)	6.00%	11/15/33	28,104
				1,054,345
	Health Care Services – 1.7%
509,000	Raven Acquisition Holdings LLC (a)	6.88%	11/15/31	495,530
404,000	Surgery Center Holdings, Inc. (a)	7.25%	04/15/32	405,763
				901,293
	Health Care Supplies – 0.5%
136,000	Medline Borrower L.P. / Medline Co-Issuer, Inc. (a)	6.25%	04/01/29	138,473
136,000	Medline Borrower L.P. / Medline Co-Issuer, Inc. (a)	5.25%	06/15/33	133,879
				272,352
	Homebuilding – 1.2%
189,000	Ashton Woods USA LLC / Ashton Woods Finance Co. (a)	6.88%	08/01/33	188,810
177,000	Dream Finders Homes, Inc. (a)	6.88%	09/15/30	172,909
276,000	Installed Building Products, Inc. (a)	5.63%	02/01/34	267,113
				628,832
	Homefurnishing Retail – 0.1%
28,000	Wayfair LLC (a)	6.75%	11/15/32	28,524
	Hotels, Resorts & Cruise Lines – 0.5%
164,000	Hilton Domestic Operating Co., Inc. (a)	5.50%	09/15/31	162,613
52,000	Hilton Domestic Operating Co., Inc. (a)	6.13%	04/01/32	52,487
46,000	RHP Hotel Properties L.P. / RHP Finance Corp. (a)	5.75%	03/15/34	45,073
				260,173
	Housewares & Specialties – 0.8%
388,000	Newell Brands, Inc. (a)	8.50%	06/01/28	405,196
	Independent Power Producers & Energy Traders – 0.9%
66,000	Talen Energy Supply LLC (a)	6.38%	05/01/33	65,028
86,000	Talen Energy Supply LLC (a)	6.25%	02/01/34	84,392
333,000	Talen Energy Supply LLC (a)	6.50%	02/01/36	329,016
				478,436
	Industrial Machinery & Supplies & Components – 0.7%
79,000	Gates Corp. (The) (a)	6.88%	07/01/29	80,688
289,000	Madison IAQ LLC (a)	5.88%	06/30/29	289,185
				369,873
	Insurance Brokers – 2.6%
127,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.00%	08/01/29	114,842

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance Brokers (Continued)
$104,000	Acrisure LLC / Acrisure Finance, Inc. (a)	7.50%	11/06/30	$100,664
260,000	AmWINS Group, Inc. (a)	4.88%	06/30/29	250,420
337,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a)	7.13%	05/15/31	340,085
103,000	HUB International Ltd. (a)	7.25%	06/15/30	106,108
168,000	HUB International Ltd. (a)	7.38%	01/31/32	171,927
136,000	Ryan Specialty LLC (a)	4.38%	02/01/30	131,484
136,000	Ryan Specialty LLC (a)	5.88%	08/01/32	134,214
66,000	USI, Inc. (a)	7.50%	01/15/32	67,442
				1,417,186
	Integrated Telecommunication Services – 0.1%
45,000	APLD ComputeCo 3 LLC (a)	7.00%	06/15/31	43,944
	Interactive Home Entertainment – 0.2%
45,000	OAK-Eagle Acquireco, Inc. (a)	7.25%	07/01/33	46,663
45,000	OAK-Eagle Acquireco, Inc. (a)	8.75%	07/01/34	47,434
				94,097
	Interactive Media & Services – 0.3%
151,000	Snap, Inc. (a)	6.88%	03/15/34	146,373
	Internet Services & Infrastructure – 1.9%
160,000	Black Pearl Compute LLC (a)	6.13%	02/15/31	159,932
202,000	Cipher Compute LLC (a)	7.13%	11/15/30	206,295
182,000	CoreWeave, Inc. (a)	9.63%	07/15/32	163,123
147,000	Flash Compute LLC (a)	7.25%	12/31/30	148,628
34,000	Meridian Arc Holdco LLC (a)	6.25%	04/30/31	32,701
140,000	SV RNO Property Owner 1 LLC (a)	5.88%	03/01/31	130,181
156,000	WULF Compute LLC (a)	7.75%	10/15/30	162,218
				1,003,078
	Investment Banking & Brokerage – 0.6%
84,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	83,632
256,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	261,081
				344,713
	IT Consulting & Other Services – 0.1%
28,000	CACI International, Inc. (a)	6.38%	06/15/33	28,242
	Leisure Facilities – 0.3%
62,000	Six Flags Entertainment Corp. (a)	7.25%	05/15/31	60,833
100,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Millenium Operations LLC (a)	8.63%	01/15/32	101,212
				162,045
	Life Sciences Tools & Services – 0.7%
86,000	Fortrea Holdings, Inc. (a)	7.50%	07/01/30	87,641
125,000	IQVIA, Inc. (a)	6.25%	06/01/32	126,764
173,000	Star Parent, Inc. (a)	9.00%	10/01/30	181,886
				396,291
	Managed Health Care – 1.0%
280,000	Centene Corp.	4.63%	12/15/29	271,809
280,000	Molina Healthcare, Inc. (a)	6.25%	01/15/33	277,075
				548,884

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Mortgage REITs – 0.2%
$68,000	Blackstone Mortgage Trust, Inc. (a)	6.25%	06/01/31	$65,062
23,000	Starwood Property Trust, Inc. (a)	6.13%	06/01/31	22,958
				88,020
	Oil & Gas Equipment & Services – 0.1%
47,000	Solaris Energy Infrastructure LLC (a)	6.38%	05/15/31	46,194
	Oil & Gas Refining & Marketing – 1.3%
109,000	Sunoco L.P. (a)	5.63%	03/15/31	107,647
251,000	Sunoco L.P. (a)	5.88%	03/15/34	245,827
160,000	Venture Global LNG, Inc. (a)	8.38%	06/01/31	165,489
150,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	159,772
				678,735
	Oil & Gas Storage & Transportation – 1.5%
112,000	Rockies Express Pipeline LLC (a)	6.75%	03/15/33	113,936
14,000	Venture Global Plaquemines LNG LLC (a)	7.50%	05/01/33	15,198
61,000	Venture Global Plaquemines LNG LLC (a)	6.50%	01/15/34	62,973
446,000	Venture Global Plaquemines LNG LLC (a)	7.75%	05/01/35	494,557
132,000	Venture Global Plaquemines LNG LLC (a)	6.75%	01/15/36	138,233
				824,897
	Other Specialty Retail – 0.3%
104,000	PetSmart LLC / PetSmart Finance Corp. (a)	7.50%	09/15/32	105,166
54,000	PetSmart LLC / PetSmart Finance Corp. (a)	10.00%	09/15/33	53,767
				158,933
	Packaged Foods & Meats – 3.2%
83,000	BellRing Brands, Inc. (a)	7.00%	03/15/30	82,113
159,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	149,129
160,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	160,652
414,000	Performance Food Group, Inc. (a)	5.63%	03/01/34	401,835
329,000	Post Holdings, Inc. (a)	6.25%	02/15/32	330,740
335,000	Post Holdings, Inc. (a)	6.38%	03/01/33	330,160
267,000	Post Holdings, Inc. (a)	6.50%	03/15/36	260,587
				1,715,216
	Paper & Plastic Packaging Products & Materials – 0.4%
46,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	44,655
60,000	Graphic Packaging International LLC (a)	3.75%	02/01/30	55,971
81,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	80,971
56,000	Sword Purchaser LLC (a)	8.25%	04/15/33	57,308
				238,905
	Personal Care Products – 0.4%
249,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	228,478
11,000	Prestige Brands, Inc. (a)	6.25%	07/15/34	11,037
				239,515
	Rail Transportation – 0.4%
200,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	201,396
	Real Estate Operating Companies – 0.7%
98,000	Service Properties Trust (a)	(c)	09/30/27	91,636
84,000	Service Properties Trust (a)	8.63%	11/15/31	88,326

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate Operating Companies (Continued)
$205,000	Service Properties Trust	8.88%	06/15/32	$210,788
				390,750
	Real Estate Services – 0.1%
56,000	Taylor Morrison Communities, Inc. (a)	5.75%	11/15/32	57,392
	Research & Consulting Services – 1.1%
46,000	Clarivate Science Holdings Corp. (a)	3.88%	07/01/28	44,476
166,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	153,016
391,000	Neptune Bidco US, Inc. (a)	9.29%	04/15/29	398,650
				596,142
	Restaurants – 0.4%
23,000	Papa John’s International, Inc. (a)	3.88%	09/15/29	21,621
216,000	Yum! Brands, Inc.	5.38%	04/01/32	213,258
				234,879
	Security & Alarm Services – 0.6%
318,000	Brink’s Co. (The) (a)	6.75%	06/15/32	324,903
	Soft Drinks & Non-alcoholic Beverages – 0.2%
124,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc. (a)	6.25%	04/01/29	124,477
	Specialized Consumer Services – 0.5%
283,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	290,769
	Technology Hardware, Storage & Peripherals – 1.0%
575,000	Fair Isaac Corp. (a)	6.00%	05/15/33	556,866
	Trading Companies & Distributors – 3.7%
40,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	39,423
136,000	Core & Main L.P. (a)	6.00%	07/01/34	135,365
80,000	EquipmentShare.com, Inc. (a)	9.00%	05/15/28	81,319
179,000	EquipmentShare.com, Inc. (a)	8.63%	05/15/32	183,292
224,000	EquipmentShare.com, Inc. (a)	8.00%	03/15/33	225,893
13,000	Herc Holdings, Inc. (a)	5.75%	03/15/31	12,879
196,000	Herc Holdings, Inc. (a)	7.25%	06/15/33	202,405
13,000	Herc Holdings, Inc. (a)	6.00%	03/15/34	12,759
143,351	Park River Holdings, Inc. (a)	8.75%	12/31/30	132,541
56,000	Park River Holdings, Inc. (a)	8.00%	03/15/31	55,792
265,000	QXO Building Products, Inc. (a)	6.75%	04/30/32	270,873
173,000	QXO Building Products, Inc. (a)	6.88%	07/15/34	173,390
27,000	Synergy Infrastructure Holdings LLC (a)	7.88%	12/01/30	28,232
22,000	Synergy Infrastructure Holdings LLC (a)	7.00%	07/15/34	22,208
136,000	United Rentals North America, Inc.	3.75%	01/15/32	124,307
136,000	United Rentals North America, Inc. (a)	5.38%	11/15/33	132,575
81,000	WESCO Distribution, Inc. (a)	5.25%	04/15/31	79,853
90,000	WESCO Distribution, Inc. (a)	6.38%	03/15/33	91,587
12,000	White Cap Supply Holdings LLC (a)	7.38%	11/15/30	12,100
				2,016,793
	Transaction & Payment Processing Services – 0.5%
269,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	269,564
	Total Corporate Bonds and Notes			32,220,016
	(Cost $32,514,084)

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 26.8%
	Advertising – 0.5%
$86,374	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	12/21/28	$86,610
191,809	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.14%	02/20/32	192,878
				279,488
	Aerospace & Defense – 0.2%
110,892	Phoenix Aviation Capital Ltd., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	10/28/30	110,910
23,152	VistaJet Malta Finance PLC, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.48%	03/31/31	23,226
				134,136
	Apparel, Accessories & Luxury Goods – 0.1%
40,509	Protective Industrial Products, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	05/24/32	40,618
	Application Software – 2.2%
54,483	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	7.49%	09/30/28	51,321
435,411	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.99%	10/09/32	385,992
114,863	Internet Brands, Inc. (Web MD / MH Sub I. LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	7.98%	05/03/28	111,657
257,727	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.69%	04/30/28	216,942
188,506	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.73%	03/01/29	171,036
149,417	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	8.73%	05/08/33	90,865
167,758	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	04/16/32	131,690
				1,159,503
	Asset Management & Custody Banks – 0.5%
280,973	Edelman Financial Engines Center LLC, Extended Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.73%	11/30/31	282,457
	Automotive Retail – 0.8%
455,544	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.67%	05/04/28	455,301
	Broadcasting – 0.1%
79,010	Nexstar Media, Inc., Term Loan B-7, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	03/19/33	79,022
	Cable & Satellite – 0.7%
201,986	DIRECTV Holdings, Refi Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	8.32%	08/02/29	203,473
158,237	Versant Media Group, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	01/30/31	159,478
				362,951
	Casinos & Gaming – 0.5%
170,046	Caesars Entertainment, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.98%	02/06/30	164,584

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming (Continued)
$25,490	Caesars Entertainment, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.98%	02/06/31	$24,353
79,792	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., Refi Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.98%	01/29/29	79,908
				268,845
	Construction & Engineering – 0.4%
202,282	Green Infrastructure Partners LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	09/24/32	202,788
	Construction Materials – 0.5%
296,212	Quikrete Holdings, Inc., Term Loan B-2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	03/18/29	297,044
	Data Processing & Outsourced Services – 0.2%
118,205	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.48%	05/17/28	103,962
	Diversified Support Services – 0.4%
192,203	Aggreko Holdings, Inc., Extended Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.63%	05/21/31	193,357
20,945	Rosen US Holdings LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.73%	03/26/31	20,944
				214,301
	Electronic Components – 0.2%
82,996	Belden, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	07/31/33	83,515
	Electronic Equipment & Instruments – 0.8%
188,812	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), First Lien Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	07/12/32	189,402
122,503	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.50%, 0.00% Floor	9.23%	07/31/33	123,804
111,327	VeriFone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	9.58%	08/21/28	105,722
				418,928
	Food Distributors – 0.1%
72,066	C&S Wholesale Grocers LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.73%	09/23/30	68,282
	Health Care Distributors – 0.2%
124,980	McKesson Medical (Surgical Top Holdings, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	06/30/32	125,254
	Health Care Services – 0.2%
101,432	Ensemble RCM LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.82%	02/09/33	101,179
	Health Care Technology – 1.0%
291,687	athenaHealth Group, Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.98%	02/17/32	290,077

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$247,488	Mediware (Wellsky / Project Ruby Ultimate Parent Corp.), Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	6.60%	03/10/28	$247,576
				537,653
	Household Products – 0.2%
100,846	Essential Home (Lavender Dutch BorrowerCo BV), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	12/31/32	100,884
	Industrial Machinery & Supplies & Components – 0.8%
421,932	TK Elevator US Newco, Inc., Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.70%	04/30/30	424,114
	Insurance Brokers – 2.8%
156,990	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	11/06/30	144,117
137,006	Broadstreet Partners Group, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	06/16/31	134,940
49,588	CFC Group Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	07/01/32	47,522
263,595	CRC Insurance Group LLC (Truist Insurance), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	8.48%	05/06/32	254,150
84,057	Goosehead Insurance Holdings LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	01/08/32	83,321
881,117	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.98%	07/02/32	850,644
				1,514,694
	Integrated Telecommunication Services – 0.8%
409,409	Numericable U.S. LLC (Altice France SAS), Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.62%	05/15/31	417,216
	Interactive Home Entertainment – 0.2%
90,133	Electronic Arts, Inc. (OAK-Eagle Acquireco, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.25%	07/31/33	90,793
	Internet Services & Infrastructure – 0.1%
63,237	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, Daily CME Term SOFR + 4.50%, 0.00% Floor	8.14%	11/17/31	63,277
	Investment Banking & Brokerage – 0.4%
208,071	Citadel Securities L.P., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	06/30/33	208,064
	IT Consulting & Other Services – 0.3%
152,773	Gainwell Acquisition Corp. (Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	7.83%	10/01/27	151,723
	Life Sciences Tools & Services – 1.3%
443,226	Parexel International Corp. (Phoenix Newco), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.23%	12/09/31	444,520
260,654	Syneos Health US, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	09/30/30	261,921
				706,441
	Movies & Entertainment – 0.7%
57,675	TKO Worldwide Holdings LLC, Refi Term Loan B-7, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.41%	11/21/31	57,642

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Movies & Entertainment (Continued)
$345,332	Warner Bros. Discovery, Inc. (Discovery Global Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	06/30/33	$346,016
				403,658
	Other Specialty Retail – 0.5%
80,752	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	6.98%	01/23/32	81,235
111,121	PetSmart, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.72%	08/18/32	111,524
85,923	Savers, Inc. (Evergreen AcqCo 1, L.P.), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	09/18/32	86,159
				278,918
	Packaged Foods & Meats – 0.3%
148,767	Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.82%	02/19/32	149,715
	Paper & Plastic Packaging Products & Materials – 0.7%
304,397	Graham Packaging Co. L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	01/26/33	304,837
55,000	Sealed Air Corp. (Sword Purchaser LLC), Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.73%	04/09/33	53,124
				357,961
	Passenger Ground Transportation – 0.1%
57,644	Student Transportation of America Holdings, Inc., Add on Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.60%	06/24/32	57,924
	Personal Care Products – 0.1%
28,000	Prestige Brands, Inc., Delayed Draw Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	05/31/33	28,114
	Pharmaceuticals – 1.1%
613,299	Opal US LLC, Term Loan B6, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	04/23/32	615,105
	Property & Casualty Insurance – 0.2%
124,534	Bella Holding Co. LLC, Extended Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	06/15/33	124,574
	Research & Consulting Services – 0.6%
187,530	Clarivate Analytics PLC (Camelot), 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	01/31/31	176,372
135,581	Veritext Corp. (VT Topco, Inc.), Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.73%	08/12/30	133,827
				310,199
	Restaurants – 1.1%
208,887	Raising Cane’s Restaurants LLC, 2033 Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	06/08/33	208,234
400,000	Whatabrands LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.39%	07/30/33	401,000
				609,234
	Security & Alarm Services – 1.2%
557,181	Garda World Security Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.51%	02/01/29	557,877

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Security & Alarm Services (Continued)
$76,245	Lsf12 Crown US Commercial Bidco LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.24%	12/02/31	$76,476
				634,353
	Specialized Consumer Services – 0.5%
256,490	Wash MultiFamily Acquisition, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	09/10/32	258,119
	Specialized Finance – 0.6%
279,300	Envestnet, Inc. (BCPE Pequod Buyer, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	11/25/31	274,353
48,389	Janus Henderson Group PLC (Jupiter Borrower, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	06/30/33	48,742
				323,095
	Specialty Chemicals – 0.8%
311,324	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 6 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.23%	02/19/30	311,842
26,774	Nouryon Finance BV, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.17%	07/31/31	26,812
108,310	Nouryon Finance BV, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	07/31/31	108,463
				447,117
	Systems Software – 0.5%
75,574	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	10.56%	03/02/29	46,814
55,285	Imprivata, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.48%	12/01/29	55,624
14,110	Kaseya, Inc., Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.82%	03/20/33	8,055
192,831	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.57%	07/26/32	145,925
				256,418
	Trading Companies & Distributors – 1.2%
46,870	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.73%	11/29/30	44,614
607,474	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	10/29/29	607,559
				652,173
	Transaction & Payment Processing Services – 0.1%
53,167	Shift4 Payments LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	07/06/32	53,134
	Total Senior Floating-Rate Loan Interests			14,452,244
	(Cost $14,768,359)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 8.4%
	Aerospace & Defense – 0.6%
168,000	Bombardier, Inc. (a)	6.75%	06/15/33	173,245
138,000	Phoenix Aviation Capital Ltd. (a)	9.25%	07/15/30	142,991
				316,236

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Alternative Carriers – 0.5%
$318,000	Ziggo BV (a)	4.88%	01/15/30	$286,782
	Automotive Parts & Equipment – 0.3%
175,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	6.75%	09/15/32	176,434
	Biotechnology – 0.3%
134,000	Genmab A/S / Genmab Finance LLC (a)	6.25%	12/15/32	135,316
	Casinos & Gaming – 0.4%
209,000	Flutter Treasury DAC (a)	5.88%	06/04/31	205,984
	Data Processing & Outsourced Services – 0.4%
216,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	188,791
	Diversified Support Services – 0.2%
86,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. (a)	7.00%	05/21/30	87,679
	Homebuilding – 0.5%
309,000	Mattamy Group Corp. (a)	6.00%	12/15/33	294,929
	Hotels, Resorts & Cruise Lines – 0.8%
134,000	Carnival Corp Ltd. (a)	6.13%	02/15/33	134,095
316,000	Viking Ocean Cruises Ship VII Ltd. (a)	5.63%	02/15/29	315,927
				450,022
	Insurance Brokers – 1.6%
270,000	Ardonagh Finco Ltd. (a)	7.75%	02/15/31	274,346
179,000	Ardonagh Group Finance Ltd. (a)	8.88%	02/15/32	178,232
149,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	7.25%	02/15/31	147,683
279,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	8.13%	02/15/32	259,609
				859,870
	Life Sciences Tools & Services – 0.4%
200,000	Icon Investments Six DAC	5.85%	05/08/29	204,108
	Metal, Glass & Plastic Containers – 0.5%
309,000	Canpack SA / Canpack US LLC (a)	3.88%	11/15/29	292,562
	Restaurants – 1.0%
270,000	1011778 BC ULC / New Red Finance, Inc. (a)	6.13%	06/15/29	272,969
270,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.00%	10/15/30	253,883
				526,852
	Specialized Consumer Services – 0.4%
197,000	Belron UK Finance PLC (a)	5.75%	10/15/29	197,112
	Trading Companies & Distributors – 0.5%
275,000	Azorra Finance Ltd. (a)	6.25%	02/15/34	270,401
	Total Foreign Corporate Bonds and Notes			4,493,078
	(Cost $4,574,468)

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 5.1%
2,762,717	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (f)	$2,762,717
	(Cost $2,762,717)
	Total Investments – 100.1%	53,928,055
	(Cost $54,619,628)
	Net Other Assets and Liabilities – (0.1)%	(41,563)
	Net Assets – 100.0%	$53,886,492

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At July 31, 2026, securities noted as such amounted to $34,550,295 or 64.1% of net assets.

(b)	The issuer will pay interest in cash and/or in PIK interest.
(c)	Zero coupon security.
(d)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(f)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
PIK	– Payment-in-kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$32,220,016	$—	$32,220,016	$—
Senior Floating-Rate Loan Interests*	14,452,244	—	14,452,244	—
Foreign Corporate Bonds and Notes*	4,493,078	—	4,493,078	—
Money Market Funds	2,762,717	2,762,717	—	—
Total Investments	$53,928,055	$2,762,717	$51,165,338	$—

*	See Portfolio of Investments for industry breakout.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Unfunded Loan Commitments
As of July 31, 2026, the Fund had the following unfunded loan commitments, which are categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
CoreWeave Financing DDTL V LLC, Term Loan	$ 82,622	$ 84,608	$ 82,674	$ (1,934)
Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan	11,626	11,660	11,700	40
		$96,268	$94,374	$(1,894)